Financial risk management and financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of Liquidity Position in Terms of Available Cash and Cash Equivalents and Short Term Investments
The Group’s policy is to have a strong liquidity position in terms of available cash and cash equivalents, and short term investments.

	2025	2024
	(in € millions)
Liquidity
Short term investments	4,209	2,667
Cash equivalents	3,525	3,550
Cash at bank and on hand	1,733	1,231
Liquidity position	9,467	7,448

Summary of Disclosure of Effect of 10% Change in Currency
The table below shows the immediate impact on income before tax of a 10% strengthening in the closing exchange rate of significant currencies to which the Group had exposure at December 31, 2025 and 2024. The impact on income before tax is due primarily to monetary assets and liabilities in a transactional currency other than the functional currency of a subsidiary within the Group. The sensitivity associated with a 10% weakening of a particular currency would be equal and opposite. This assumes that each currency moves in isolation.

2025	Swedish krona (SEK)	British pound (GBP)	U.S. dollar (USD)
	(in € millions)
Decrease in income before tax	(14)	(26)	(31)

2024	Swedish krona (SEK)	British pound (GBP)	U.S. dollar (USD)
	(in € millions)
(Decrease)/increase in income before tax	(16)	(11)	70

Summary of Notional Principal of Foreign Currency Exchange Contracts by Hedged Line Item in Statement of Operations	The following table summarizes the notional principal of the foreign currency exchange contracts by hedged line item in the statement of operations as of December 31, 2025:

	Notional amount in foreign currency
	Australian dollar (AUD)	British pound (GBP)	Canadian dollar (CAD)	Norwegian krone (NOK)	Swedish krona (SEK)	U.S. dollar (USD)
	(in millions)
Hedged line item in consolidated statement of operations
Revenue	533	689	446	1,065	1,811	135
Cost of revenue	308	408	266	683	1,155	91
Total	841	1,097	712	1,748	2,966	226
The following table summarizes the notional principal of the foreign currency exchange contracts by hedged line item in the statement of operations as of December 31, 2024:

	Notional amount in foreign currency
	Australian dollar (AUD)	British pound (GBP)	Canadian dollar (CAD)	Norwegian krone (NOK)	Swedish krona (SEK)	U.S. dollar (USD)
	(in millions)
Hedged line item in consolidated statement of operations
Revenue	447	607	420	983	1,648	102
Cost of revenue	285	373	262	635	1,067	72
Total	732	980	682	1,618	2,715	174

Summary of Major Security Type, Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables summarize, by major security type, the Group’s financial assets and liabilities that are measured at fair value on a recurring basis, and the category using the fair value hierarchy. The different levels have been defined in Note 2.

Financial assets and liabilities by fair value hierarchy level	Level 1	Level 2	Level 3	December 31, 2025
	(in € millions)
Financial assets at fair value
Cash equivalents:
Money market funds	3,525	—	—	3,525
Short term investments:
Money market funds	826	—	—	826
Government securities	370	—	—	370
Agency securities	—	2	—	2
Corporate notes	—	525	—	525
Collateralized reverse purchase agreements	—	1,751	—	1,751
Fixed income funds	735	—	—	735
Derivatives (designated for hedging):
Foreign exchange forwards	—	8	—	8
Long term investments	2,111	—	70	2,181
Total financial assets at fair value by level	7,567	2,286	70	9,923
Financial liabilities at fair value
Exchangeable Notes	—	—	1,458	1,458
Derivatives (designated for hedging):
Foreign exchange forwards	—	10	—	10
Total financial liabilities at fair value by level	—	10	1,458	1,468

Financial assets and liabilities by fair value hierarchy level	Level 1	Level 2	Level 3	December 31, 2024
	(in € millions)
Financial assets at fair value
Cash equivalents:
Money market funds	3,550	—	—	3,550
Short term investments:
Money market funds	263	—	—	263
Government securities	676	9	—	685
Corporate notes	—	908	—	908
Collateralized reverse purchase agreements	—	695	—	695
Fixed income funds	116	—	—	116
Derivatives (designated for hedging):
Foreign exchange forwards	—	14	—	14
Long term investments	1,550	—	85	1,635
Total financial assets at fair value by level	6,155	1,626	85	7,866
Financial liabilities at fair value
Exchangeable Notes	—	—	1,539	1,539
Derivatives (designated for hedging):
Foreign exchange forwards	—	20	—	20
Total financial liabilities at fair value by level	—	20	1,539	1,559

Summary of Changes in Investment
The table below presents the changes in the investment in TME:

	2025	2024	2023
	(in € millions)
At January 1	1,550	1,154	1,094
Changes in fair value recorded in other comprehensive income	561	396	60
At December 31	2,111	1,550	1,154
The table below presents the changes in the other long term investments:

	2025	2024	2023
	(in € millions)
At January 1	85	61	43
Initial recognition of long term investment	1	1	3
Changes in fair value recorded in other comprehensive income held at period-end	(5)	19	16
Changes in fair value recognized in consolidated statement of operations	(2)	1	—
Return of capital	—	(2)	—
Effect of changes in foreign exchange rates	(9)	5	(1)
At December 31	70	85	61

Summary of Changes in Warrants Liability
The table below presents the changes in the warrants liability:

	2025	2024	2023
	(in € millions)
January 1	—	3	1
Changes in fair value recognized in consolidated statement of operations	—	33	2
Issuance of ordinary shares upon net settlement of warrants	—	(36)	—
At December 31	—	—	3

Summary of Detailed Information about Borrowings
The table below presents the changes in the Exchangeable Notes:

	2025	2024
	(in € millions)
At January 1	1,539	1,203
Changes in fair value recognized in consolidated statement of operations	123	240
Changes in fair value recorded in other comprehensive income	—	8
Effect of changes in foreign exchange rates	(204)	88
At December 31	1,458	1,539

Summary of Fair Value Assumptions of Borrowings	The key assumptions used in the binomial option pricing model for the Exchangeable Notes were as follows:

	2025	2024
Risk free rate (%)	3.67	4.18
Discount rate (%)	5.44	5.95
Volatility (%)	40.0	40.0
Share price (US$)	580.71	447.38